Becker Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 6.7%
Alphabet, Inc. - Class A	6,006	$ 2,138,917
Meta Platforms, Inc. - Class A	1,845	1,027,130
Verizon Communications, Inc.	47,475	2,222,304
Walt Disney Co.	18,415	1,771,339
		7,159,690

Consumer Discretionary - 8.8%
Amazon.com, Inc. (a)	24,001	6,518,192
AutoZone, Inc. (a)	550	1,658,937
Home Depot, Inc.	3,895	1,292,984
		9,470,113

Consumer Staples - 4.8%
Grocery Outlet Holding Corp. (a)	74,000	680,060
Procter & Gamble Co.	8,510	1,229,610
Sysco Corp.	25,255	2,152,736
Walmart, Inc.	10,174	1,131,349
		5,193,755

Energy - 6.6%
Baker Hughes Co.	14,570	881,339
Chevron Corp.	12,937	2,546,390
Kinder Morgan, Inc.	70,144	2,257,234
Shell PLC - ADR	15,346	1,411,525
		7,096,488

Financials - 21.5%
Bank of America Corp.	18,300	1,133,685
Berkshire Hathaway, Inc. - Class B (a)	7,765	3,972,108
Blackrock, Inc.	3,135	3,418,373
Charles Schwab Corp.	35,730	3,760,225
Chubb Ltd.	9,310	3,264,831
Goldman Sachs Group, Inc.	2,382	2,425,781
JPMorgan Chase & Co.	12,616	4,438,183
US Bancorp	10,529	663,432
		23,076,618

Health Care - 10.7%
Bruker Corp.	20,410	1,282,564
Eli Lilly & Co.	1,340	1,539,446
Johnson & Johnson	12,875	3,300,506
Koninklijke Philips NV	37,740	992,563
McKesson Corp.	2,235	1,913,585
Pfizer, Inc.	41,715	1,043,292
Quest Diagnostics, Inc.	6,078	1,416,235
		11,488,191

Industrials - 14.0%
Alaska Air Group, Inc. (a)	23,180	1,099,891
Carrier Global Corp.	25,480	1,574,919
Eaton Corp. PLC	5,890	2,445,528

Embraer SA - ADR	16,460		1,124,712
General Dynamics Corp.	5,710		2,189,328
Honeywell Aerospace, Inc. (a)	2,937		607,195
Honeywell International, Inc.	2,938		713,959
RTX Corp.	10,211		2,197,611
TransUnion	10,085		792,883
Union Pacific Corp.	7,850		2,293,221
			15,039,247

Information Technology - 15.5%
Apple, Inc.	18,650		5,761,171
Cisco Systems, Inc.	18,425		2,137,116
Intel Corp. (a)	17,925		1,616,835
Microsoft Corp.	10,190		4,735,497
QUALCOMM, Inc.	8,190		1,208,926
Salesforce, Inc.	6,400		1,177,728
			16,637,273

Materials - 3.5%
Air Products and Chemicals, Inc.	7,380		2,176,288
Newmont Corp.	16,875		1,581,356
			3,757,644

Utilities - 5.9%
FirstEnergy Corp.	66,876		3,230,780
Southern Co.	32,295		3,053,169
			6,283,949
TOTAL COMMON STOCKS (Cost $61,342,603)			105,202,968

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	2,281,535		2,281,535
TOTAL MONEY MARKET FUNDS (Cost $2,281,535)			2,281,535

TOTAL INVESTMENTS - 100.1% (Cost $63,624,138)			107,484,503
Liabilities in Excess of Other Assets - (0.1)%		(0.00053)	(56,426)
TOTAL NET ASSETS - 100.0%			$ 107,428,077

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Becker Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 105,202,968	$ –	$ –	$ 105,202,968
Money Market Funds	2,281,535	–	–	2,281,535
Total Investments	$ 107,484,503	$ –	$ –	$ 107,484,503

Refer to the Schedule of Investments for further disaggregation of investment categories.